UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                     The Acadian Emerging Market Portfolio
                                P.O. Box 219009
                             Kansas City, MO 64121
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-AAM-6161

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND


[ACADIAN LOGO OMITTED]






ACADIAN EMERGING MARKETS PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2004




                                       INVESTMENT ADVISER:
                                       ACADIAN ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2004
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................      1

Schedule of Investments .................................................      4

Statement of Assets & Liabilities .......................................     13

Statement of Operations .................................................     14

Statement of Changes in Net Assets ......................................     15

Financial Highlights ....................................................     16

Notes to Financial Statements ...........................................     17

--------------------------------------------------------------------------------




A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-AAM-6161; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2004

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio. This commentary covers the six months from November 1, 2003 to April 30, 2004, focusing on the Portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the six months ended April 30, 2004, the Acadian Emerging Markets Portfolio returned 13.77%, versus 10.87% for the IFC Investable Index, a widely followed emerging markets benchmark.

ECONOMIC AND MARKET CONDITIONS

The emerging markets saw some volatility over the six-month period, rising strongly toward the end of 2003 and into early 2004, but retrenching in April. The asset class had good momentum in 2003 based upon solid economic growth, improved corporate profitability and an optimistic outlook for U.S. and global economic recovery. In 2004, investors became concerned about potential overheating in China as well as the impact of a U.S. rate hike on emerging market regions. The geopolitical climate also appeared to be more risky, as violence continued in the Middle East and there was a terrorist attack in Spain. Overall, however, returns for the six-month period were very solid, with Russia up over 27.27%, many Asian markets up in the double digits, including South Korea at 16.27% and Thailand at 13.39%, as well as several key Latin American markets including Mexico (20.37%) and Argentina (18.17%). The only major emerging market to see a decline over the period was China, down 3.37%.

SOURCE FOR RETURNS CITED: FACTSET, STANDARD AND POORS

INVESTMENT STRATEGY USED DURING THE PERIOD

The Portfolio was invested in a broad range of emerging markets. The Portfolio was managed from the bottom up, with stock selection (combined with benchmark-relative risk control) driving the resulting country and industry weights. However, each Acadian stock forecast contains a significant component that is a forecast of how

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

that stock's country will perform relative to others. Thus, the focus of the process is approximately half on stock and half on country.

The Portfolio was attractively valued relative to a cap-weighted benchmark. Significant country positions included overweightings in Argentina, China, Egypt, Indonesia, the Philippines, Taiwan and Russia. The portfolio was underweighted relative to the benchmark in Chile, Hungary, India, Mexico, South Korea and Brazil.

COMMENTARY ON THE PORTFOLIO'S INVESTMENT PERFORMANCE

As noted above, the Acadian Emerging Markets Portfolio outperformed its benchmark index by 290 basis points, returning 13.77% for the six months ending April 30 versus 10.87% for the IFC Investable Index. The value added was mostly the result of stock selection within markets.

The Portfolio's performance during the period was helped by the following:

o  Stock selection in China

o  Stock selection in South Africa

o  Overweighting in Argentina

o  Stock selection in Taiwan

o  Underweighting in Brazil

o  Stock selection in Colombia

Portfolio performance was negatively impacted by the following:

o  Overweighting in China

o  Underweighting in India

o  Stock selection in Brazil

o  Underweighting in Mexico

o  Underweighting in South Korea

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

CURRENT OUTLOOK

Acadian remains positive on emerging markets. Key reasons include:

o  Valuations are still attractive

o  Profitability and earnings growth are superior

o  Contagion effects are lessening

o Active management can add significant additional value.

If we can provide any further information, please contact me at (617) 946-3500.

Sincerely,

/s/Churchill G. Franklin

Churchill G. Franklin
Executive Vice President




                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------

IFC INVESTABLE INDEX is an unmanaged index maintained by the International Finance Corporation that precisely measures the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - 95.9%
                                                           SHARES      VALUE
                                                          -------  -------------
ARGENTINA -- 0.9%
   Grupo Financiero Galicia ADR* .................        169,500  $  1,203,450
   Tenaris ADR* ..................................        106,174     3,184,158
                                                                   ------------
                                                                      4,387,608
                                                                   ------------
BRAZIL -- 0.1%
   Brasil Telecom Participacoes* .................            794             4
   Cia de Bebidas das Americas* ..................            860           302
   Cia de Saneamento Basico do Estado de Sao Paulo*    13,190,138       602,823
   Embratel Participacoes* .......................            794             4
   Seara Alimentos* ..............................            911             2
   Sociedad de Participacoes Cime* (a) ...........        131,000            --
   Tele Celular Sul Participacoes* ...............            794             1
   Tele Centro Oeste Celular Participacoes* ......            794             3
   Tele Nordeste Celular Participacoes* ..........            794             1
   Tele Norte Celular Participacoes* .............            794            --
   Tele Norte Leste Participacoes* ...............            794             9
   Telecomunicacoes de Sao Paulo* ................            794            10
   Telefonica Data Brasil Holding* ...............            794            --
   Telemig Celular Participacoes* ................            794             2
   Telesp Celular Participacoes* .................            794             2
                                                                   ------------
                                                                        603,163
                                                                   ------------
CHILE -- 0.5%
   Enersis ADR* ..................................        382,400     2,313,520
                                                                   ------------
CHINA -- 8.1%
   Angang New Steel Cl H .........................      4,250,000     1,621,139
   Bengang Steel Plates Cl B* ....................      2,995,560     1,344,282
   China Petroleum & Chemical Cl H ...............     13,503,200     4,674,604
   China Telecom Cl H* ...........................     25,953,700     7,736,894
   China Yuchai International* ...................        187,100     3,083,408
   Chongqing Changan Automobile Cl B .............      1,429,600     1,488,384
   Chongqing Iron & Steel Cl H ...................        660,760       262,633
   PetroChina Cl H* ..............................     37,683,028    16,427,410
   Yanzhou Coal Mining Cl H ......................        964,000       902,286
                                                                   ------------
                                                                     37,541,040
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------  -------------
COLOMBIA -- 0.7%
   Almacenes Exito* ..............................         44,028  $     69,612
   Banco de Bogota* ..............................        448,120     2,186,280
   Bavaria* ......................................        122,725       960,955
                                                                   ------------
                                                                      3,216,847
                                                                   ------------
CZECH REPUBLIC -- 1.3%
   CEZ* ..........................................        430,356     3,074,424
   Komercni Banka* ...............................         27,516     3,008,122
                                                                   ------------
                                                                      6,082,546
                                                                   ------------
EGYPT -- 0.4%
   Alexandria National Iron & Steel* .............          7,000       158,448
   Commercial International Bank .................        221,898       861,043
   Egyptian American Bank ........................          9,300        73,783
   MobiNil-Egyptian Mobile Netork ................         73,300     1,037,696
                                                                   ------------
                                                                      2,130,970
                                                                   ------------
INDIA -- 0.4%
   Satyam Computer Services ADR* .................         25,600       497,152
   State Bank of India GDR* ......................         40,300     1,569,685
                                                                   ------------
                                                                      2,066,837
                                                                   ------------
INDONESIA -- 5.0%
   Astra International* ..........................     12,195,000     7,994,422
   Bank Central Asia* ............................     11,225,500     5,035,014
   Bank Mandiri Persero* .........................     29,902,000     4,986,533
   Indocement Tunggal Prakarsa* ..................      2,527,500       552,300
   Indonesian Satellite* .........................      3,210,000     1,467,481
   Telekomunikasi Indonesia ......................      3,436,000     3,181,116
                                                                   ------------
                                                                     23,216,866
                                                                   ------------
ISRAEL -- 3.4%
   Agis Industries 1983* .........................         35,400     1,088,874
   Bank Hapoalim* ................................      1,242,200     3,208,475
   Bank Leumi Le-Israel* .........................      2,414,574     4,414,077
   Check Point Software Technologies* ............        100,800     2,361,744


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------  -------------
ISRAEL -- CONTINUED
   Israel Chemicals* .............................        427,400  $    717,928
   Israel Discount Bank Cl A* ....................        380,700       399,801
   Makhteshim-Agan Industries* ...................        261,200     1,058,134
   Teva Pharmaceutical Industries ................         36,700     2,397,829
                                                                   ------------
                                                                     15,646,862
                                                                   ------------
MALAYSIA -- 3.8%
   British American Tobacco Malaysia* ............        240,400     3,037,031
   Commerce Asset Holdings* ......................      1,925,000     2,533,228
   Genting* ......................................        135,000       586,261
   IOI* ..........................................        826,000     1,967,443
   IOI Oleochemical Industries* ..................            250           678
   IOI Properties* ...............................            500         1,092
   Kulim Malaysia* ...............................        176,000       146,377
   Malaysia International Shipping* ..............        268,000       874,641
   Malaysian Plantations* ........................      2,572,500     1,462,456
   Maxis Communications* .........................      1,859,000     4,256,692
   Proton Holdings* ..............................        144,000       316,463
   RHB Capital* ..................................        398,000       218,929
   Saship Holdings* (a) ..........................        481,000            --
   Tanjong* ......................................        204,000       655,034
   Telekom Malaysia* .............................        428,700     1,066,249
   YTL* ..........................................        604,100       734,555
                                                                   ------------
                                                                     17,857,129
                                                                   ------------
MEXICO -- 4.4%
   Alfa Ser A* ...................................      1,240,609     4,023,391
   Altos Hornos de Mexico* (a) ...................        178,000            --
   America Movil Ser L* ..........................        676,900     1,141,809
   America Telecom* ..............................      1,302,000     2,270,400
   Cemex* ........................................      1,017,700     5,948,176
   Grupo Celanese* (a) ...........................         99,000            --
   Grupo Financiero Banorte* .....................      1,097,364     3,894,431
   Grupo Mexico Ser B* ...........................        198,602       585,434
   Grupo Televisa* ...............................        993,500     2,132,908
   Hylsamex* .....................................        118,459       155,288
   Vitro Ser A* ..................................        280,400       303,447
                                                                   ------------
                                                                     20,455,284
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------  -------------
PHILIPPINES -- 2.5%
   Ayala Land* ...................................      8,826,271  $    898,870
   Bank of the Philippine Islands* ...............        176,780       153,186
   Globe Telecom* ................................         33,325       506,097
   International Container Term Services .........      2,321,700       122,369
   Philippine Long Distance Telephone* ...........        483,020     9,320,379
   SM Prime Holdings* ............................      4,561,605       505,306
                                                                   ------------
                                                                     11,506,207
                                                                   ------------
POLAND -- 3.0%
   KGHM Polska Miedz* ............................        176,000     1,221,063
   Polski Koncern Naftowy Orlen* .................      1,771,500    12,732,518
                                                                   ------------
                                                                     13,953,581
                                                                   ------------
RUSSIA -- 12.1%
   LUKOIL ADR* ...................................        147,870    16,106,000
   MMC Norilsk Nickel ADR* .......................        187,260    11,104,518
   Mobile Telesystems ADR* .......................         21,200     2,288,752
   OAO Gazprom ADR* ..............................        524,520    16,207,668
   Tatneft ADR* ..................................         13,500       351,000
   Unified Energy System ADR* ....................        254,300     6,820,326
   Vimpel-Communications ADR* ....................         31,100     2,791,536
   YUKOS ADR* ....................................         15,781       702,255
                                                                   ------------
                                                                     56,372,055
                                                                   ------------
SOUTH AFRICA -- 5.5%
   ABSA Group* ...................................        178,200     1,145,632
   Anglo American ................................        127,500     2,540,387
   Bidvest Group .................................         95,068       739,961
   Edgars Consolidated Stores ....................         66,850     1,279,256
   FirstRand .....................................        464,600       639,330
   Foschini* .....................................        116,299       332,745
   Imperial Holdings .............................         30,500       288,548
   Iscor* ........................................      1,067,469     5,095,354
   JD Group ......................................         86,711       512,090
   MTN Group* ....................................      1,129,613     4,711,916
   Telkom ........................................        771,638     8,350,941
                                                                   ------------
                                                                     25,636,160
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------  -------------
SOUTH KOREA -- 19.9%
   Asia Cement ...................................          6,600  $    170,190
   Daewoo Engineering & Construction .............      1,356,100     4,982,347
   DC Chemical ...................................         25,510       337,060
   Dongbu Insurance ..............................        974,750     5,151,692
   Dongkuk Steel Mill ............................              8            62
   Doosan* .......................................         20,280       209,179
   Honam Petrochemical ...........................         26,740       996,111
   Hynix Semiconductor* ..........................        791,070     8,024,664
   Hyosung .......................................         99,120       849,165
   Hyundai Department Store H&S* .................        172,350     1,902,593
   Hyundai Development ...........................        177,960     2,002,448
   Hyundai Heavy Industries ......................         21,000       486,020
   Hyundai Motor .................................         14,740       562,284
   INI Steel .....................................        663,050     6,443,415
   Kia Motors ....................................        817,250     7,593,577
   Korea Computer Holdings .......................        190,000       247,805
   Korea Electric Power ..........................        101,570     1,662,385
   Korea Kumho Petrochemical* ....................         73,620       451,849
   Kumgang Korea Chemical ........................          1,000       102,293
   LG Insurance ..................................        345,590     2,309,629
   LG International ..............................         93,160       714,722
   POSCO .........................................        123,220    15,072,943
   Samsung Electronics ...........................         53,015    25,172,070
   Samsung SDI ...................................          6,990       893,786
   Ssangyong Motor* ..............................        597,790     4,346,730
   Youngone ......................................        629,460     1,658,027
                                                                   ------------
                                                                     92,343,046
                                                                   ------------
SRI LANKA -- 0.0%
   Blue Diamond Jewellery World* .................             90             2
   DFCC Bank* ....................................             79           176
                                                                   ------------
                                                                            178
                                                                   ------------
TAIWAN -- 16.0%
   Acer ..........................................            290           411
   Advanced Semiconductor Engineering* ...........            524           436
   Arima Computer* ...............................      3,061,000     1,020,026
   Benq ..........................................      4,299,000     6,028,453


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------  -------------
TAIWAN -- CONTINUED
   Cathay Financial Holding* .....................      1,354,000  $  2,409,107
   Chi Mei Optoelectronics* ......................        576,000     1,241,978
   China Motor ...................................            200           317
   China Steel ...................................     14,164,305    12,643,650
   Chung Hsin Electric & Machinery Manufacturing .        666,000       249,047
   Chunghwa Picture Tubes* .......................      5,405,000     3,488,148
   Chunghwa Telecom ..............................        792,000     1,277,805
   Compeq Manufacturing* .........................      1,261,000       541,895
   Delta Electronics .............................      2,645,000     3,262,379
   Elitegroup Computer Systems ...................      1,716,000     1,252,328
   Far Eastern Department Stores* ................            600           271
   Far Eastern Textile ...........................     14,039,510     8,467,738
   Far EasTone Telecommunications* ...............      3,481,000     2,970,817
   Feng Hsin Iron & Steel ........................            500           404
   Fuhwa Financial Holdings* .....................            639           272
   Gigabyte Technology ...........................            400           736
   HannStar Display* .............................      6,072,000     3,424,198
   HON HAI Precision Industry ....................        794,200     3,137,521
   Inventec ......................................      3,914,428     2,455,371
   Kinpo Electronics .............................      1,190,000       631,604
   Lite-On Technology ............................            767           810
   Mega Financial Holding* .......................        152,880       102,811
   Mercuries & Associates ........................            690           289
   Micro-Star International ......................      1,635,704     2,249,340
   Mitac International ...........................      6,916,904     3,045,440
   Orient Semiconductor Electronics* .............             69            16
   Shin Kong Financial Holdings* .................      3,288,750     2,806,744
   Stark Technology ..............................      1,591,000     1,113,124
   Taishin Financial Holdings* ...................      3,303,000     2,898,592
   Taiwan Cement .................................      2,225,000       956,160
   Tatung* .......................................      3,889,000     1,524,638
   Tsann Kuen Enterprise .........................        688,000       944,029
   Winbond Electronics* ..........................      6,947,000     3,666,240
   Wistron .......................................        666,000       467,968
                                                                   ------------
                                                                     74,281,113
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          -------  -------------
TURKEY -- 7.7%
   Akbank* .......................................  1,107,072,000  $  5,156,440
   Alarko Holding* ...............................      4,658,000       115,875
   Eregli Demir ve Celik Fabrikalari* ............    230,109,000     6,536,265
   Hurriyet Gazeteci* ............................    285,077,000       809,763
   Migros Turk ...................................    115,292,500       577,683
   Petkim Petrokimya Holding* ....................     47,880,000       182,464
   TAT Konserve* .................................              4            --
   Tupras Turkiye Petrol Rafine* .................    439,195,000     2,789,524
   Turk Sise VE CAM Fabrikalari* .................  2,792,730,068     7,193,694
   Turkiye IS Bankasi Cl C* ......................  1,568,372,640     5,617,143
   Vestel Elektronik Sanayi* .....................    368,937,000     1,210,696
   Yapi ve Kredi Bankasi* ........................  2,385,906,000     5,093,413
                                                                   ------------
                                                                     35,282,960
                                                                   ------------
VENEZUELA -- 0.2%
   Banco Venezolano de Credito* ..................         56,198        90,851
   Cemex Venezuela Saca* .........................        208,000        19,667
   Cia Anonima Nacional Telefonos de Venezuela ADR*        26,000       497,900
   Cia Anonima Nacional Telefonos de Venezuela Cl D*      104,532       285,970
   Mercantil Servicios Financieros Cl B ..........        119,871        91,147
   Siderurgica Venezolana Sivensa* ...............             78             1
                                                                   ------------
                                                                        985,536
                                                                   ------------
   TOTAL FOREIGN COMMON STOCK
      (Cost $428,033,286) ........................                  445,879,508
                                                                   ------------
--------------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK -- 7.3%
--------------------------------------------------------------------------------
BRAZIL -- 7.2%
   Banco Bradesco* ...............................         87,770     3,616,172
   Banco Itau Holding Financeira* ................     83,800,000     6,682,278
   Brasil Telecom* ...............................          1,665             6
   Brasil Telecom Participacoes* .................             60            --
   Centrais Eletricas Brasileiras* ...............    197,390,000     2,208,183
   Cia Brasileira de Distribuicao Grupo Pao
     de Acucar* ..................................            921            17
   Cia de Transmissao de Energia Eletrica Paulista*   134,658,476       489,124
   Cia Siderurgica de Tubarao* ...................     68,100,719     1,962,657
   Elektro Eletricidade e Servicos* ..............            638             2


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK - CONTINUED
                                                           SHARES      VALUE
                                                          -------  -------------
BRAZIL -- CONTINUED
   Embratel Participacoes* .......................  2,592,701,060  $  7,790,483
   Gerdau Metalurgica* ...........................         73,803     1,875,281
   Lojas Americanas* .............................            327             3
   Petroleo Brasileiro* ..........................        253,945     6,349,491
   Sadia* ........................................        476,000       647,763
   Sao Carlos Empreendimentos e Participacoes* ...            327             1
   Tele Celular Sul Participacoes* ...............             60            --
   Tele Centro Oeste Celular Participacoes .......    402,000,065     1,137,995
   Tele Nordeste Celular Participacoes* ..........             60            --
   Tele Norte Celular Participacoes* .............             60            --
   Tele Norte Leste Participacoes* ...............            159             2
   Telecomunicacoes de Sao Paulo* ................             60             1
   Telefonica Data Brasil Holding* ...............             60            --
   Telemig Celular Participacoes .................             60            --
   Telesp Celular Participacoes* .................            502             1
   Tractebel Energia* ............................          1,020             2
   Usinas Siderurgicas de Minas Gerais* ..........         50,700       510,113
   Vale do Rio Doce* (a) .........................         19,960            --
                                                                   ------------
                                                                     33,269,575
                                                                   ------------
SOUTH KOREA -- 0.1%
   LG Electronics* ...............................         25,000       777,854
                                                                   ------------
   TOTAL FOREIGN PREFERRED STOCK
      (Cost $33,541,217) .........................                   34,047,429
                                                                   ------------
   TOTAL INVESTMENTS -- 103.2%
      (Cost $461,574,503) ........................                  479,926,937
                                                                   ============
PERCENTAGES ARE BASED ON NET ASSETS OF $465,108,179.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
* NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
 GDR  GLOBAL DEPOSITARY RECEIPT
 SER  SERIES
 (A)  SECURITY IS FAIR VALUED BY THE BOARD OF TRUSTEES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         % OF
SECTOR DIVERSIFICATION                                 NET ASSETS      VALUE
----------------------                                 ----------  ------------
FOREIGN COMMON STOCK
Petroleum & Fuel Products ........................        15.1%    $ 69,990,979
Telephones & Telecommunications ..................        11.9       55,463,933
Electronic Components & Equipment ................        10.8       50,411,769
Banks ............................................        10.5       48,753,214
Steel & Steel Works ..............................         9.8       45,823,329
Metals ...........................................         4.2       19,605,728
Computers & Services .............................         3.7       17,397,978
Automotive .......................................         3.7       17,074,700
Building & Construction ..........................         3.4       15,851,863
Consumer Products ................................         3.4       15,661,432
Retail ...........................................         2.9       13,612,992
Semi Conductors ..................................         2.8       12,864,855
Insurance ........................................         2.7       12,677,172
Diversified Operations ...........................         1.8        8,481,609
Financial Services ...............................         1.6        7,291,086
Electrical Services ..............................         1.2        5,387,944
Chemicals ........................................         0.9        4,243,155
Food, Beverage & Tobacco .........................         0.9        3,998,290
Medical Products & Services ......................         0.8        3,486,703
Computer Software ................................         0.6        2,858,896
Utilities ........................................         0.5        2,265,208
Media ............................................         0.5        2,132,908
Agriculture ......................................         0.5        2,113,820
Apparel/Textiles .................................         0.4        1,658,027
Real Estate ......................................         0.3        1,405,268
Commercial Services ..............................         0.2        1,369,756
Coal Mining ......................................         0.2          902,286
Transportation Services ..........................         0.2          874,641
Printing & Publishing ............................         0.2          809,763
Entertainment ....................................         0.1          586,261
Rubber & Plastic .................................         0.1          451,849
Machinery ........................................          --          249,047
Wholesale ........................................          --          122,369
Manufacturing ....................................          --              678
                                                         -----     ------------
TOTAL FOREIGN COMMON STOCK .......................        95.9      445,879,508
FOREIGN PREFERRED STOCK ..........................         7.3       34,047,429
                                                         -----     ------------
TOTAL INVESTMENTS ................................       103.2      479,926,937
TOTAL OTHER ASSETS AND LIABILITIES ...............        (3.2)     (14,818,758)
                                                         -----     ------------
TOTAL NET ASSETS .................................       100.0%    $465,108,179
                                                         =====     ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
ASSETS
Investments at market value (Cost $461,574,503) ............       $479,926,937
Foreign currency, at value (Cost $14,190,140) ..............         14,110,494
Receivable for investment securities sold ..................         50,762,182
Receivable for shares of beneficial interest sold ..........          3,901,544
Dividends and interest receivable ..........................          1,688,649
Foreign tax reclaim receivable .............................                283
                                                                   ------------
   Total Assets ............................................        550,390,089
                                                                   ------------

LIABILITIES
Payable for shares of beneficial interest redeemed .........         77,943,447
Payable to custodian .......................................          6,451,831
Investment advisory fees payable ...........................            427,160
Administrative fees payable ................................             50,069
Trustees' fees payable .....................................              3,128
Accrued expenses ...........................................            406,275
                                                                   ------------
   Total Liabilities .......................................         85,281,910
                                                                   ------------
NET ASSETS .................................................       $465,108,179
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in-Capital ............................................        427,944,782
Undistributed net investment income ........................            957,592
Accumulated net realized gain on investments
   and foreign currency transactions .......................         17,945,969
Net unrealized appreciation on investments .................         18,352,434
Net unrealized depreciation on foreign currencies
   and translation of other assets and liabilities
   denominated in foreign currencies .......................            (92,598)
                                                                   ------------
NET ASSETS .................................................       $465,108,179
                                                                   ============
INSTITUTIONAL CLASS SHARES:
Outstanding shares of beneficial interest
   (unlimited authorization -- no par value) ...............         29,076,613

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class ..................             $16.00
                                                                         ======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends .......................................................   $ 4,687,370
Interest ........................................................        85,584
Less: Foreign Taxes Withheld ....................................      (384,716)
                                                                    -----------
   TOTAL INCOME .................................................     4,388,238
                                                                    -----------
EXPENSES
Investment Advisory Fees ........................................     1,837,362
Administrative Fees .............................................       205,676
Trustees' Fees ..................................................         2,614
Shareholder Servicing Fees ......................................       390,280
Custodian Fees ..................................................       305,729
Transfer Agent Fees .............................................        90,379
Filing and Registration Fees ....................................        42,519
Printing Fees ...................................................        19,959
Legal Fees ......................................................        10,460
Audit Fees ......................................................         7,480
Other Expenses ..................................................         6,564
                                                                    -----------
   TOTAL EXPENSES ...............................................     2,919,022
                                                                    -----------
NET INVESTMENT INCOME ...........................................     1,469,216
                                                                    -----------
NET REALIZED GAIN (LOSS) ON:
   Investments ..................................................    18,766,425
   Foreign Currency Transactions ................................      (579,528)
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS ...............................    18,186,897
                                                                    -----------
NET CHANGE IN UNREALIZED DEPRECIATION ON:
   Investments ..................................................    (4,766,094)
   Foreign Currency Transactions ................................      (100,171)
                                                                    -----------
NET CHANGE IN UNREALIZED DEPRECIATION ...........................    (4,866,265)
                                                                    -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .......    13,320,632
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $14,789,848
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED      YEAR ENDED
                                                   APRIL 30, 2004  OCTOBER 31,
                                                     (UNAUDITED)      2003
                                                    ------------   ------------
OPERATIONS:
   Net Investment Income .......................    $  1,469,216   $    547,868
   Net Realized Gain on Investments and
     Foreign Currency Transactions .............      18,186,897      3,189,414
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Foreign Currency Transactions .............      (4,866,265)    29,058,613
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................      14,789,848     32,795,895
                                                    ------------   ------------
DIVIDENDS:
   Net Investment Income .......................        (740,753)      (243,623)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................     441,972,933    134,358,856
   In Lieu of Cash Distributions ...............         672,096        233,892
   Redemption Fees-- Note 2 ....................         346,722         98,409
   Redeemed ....................................    (155,147,956)   (43,653,213)
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ................     287,843,795     91,037,944
                                                    ------------   ------------
     TOTAL INCREASE IN NET ASSETS ..............     301,892,890    123,590,216
                                                    ------------   ------------
NET ASSETS:
   Beginning of Period .........................     163,215,289     39,625,073
                                                    ------------   ------------
   End of Period (including undistributed
     net investment income of $957,592 and
     $229,129, respectively) ...................    $465,108,179   $163,215,289
                                                    ============   ============
SHARE TRANSACTIONS:
   Issued ......................................      26,749,795     11,214,419
   In Lieu of Cash Distributions ...............          44,480         25,340
   Redeemed ....................................      (9,287,350)    (4,041,972)
                                                    ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ........................      17,506,925      7,197,787
                                                    ============   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     SIX MONTHS
                                         ENDED
                                       APRIL 30,                      YEARS ENDED OCTOBER 31,
                                         2004*^     --------------------------------------------------------
                                     (UNAUDITED)      2003*      2002(1)       2001        2000        1999*
                                     -----------    --------     -------     -------     -------     -------
Net Asset Value,
   Beginning of Period .............   $  14.11     $   9.06     $  7.61     $  8.85     $  9.39     $  6.75
                                       --------     --------     -------     -------     -------     -------
Income from Operations
   Net Investment Income ...........       0.07         0.09        0.13        0.07        0.16        0.10
   Net Realized and Unrealized
     Gain (Loss) ...................       1.85         4.99        1.26+      (1.25)      (0.59)+      2.63
                                       --------     --------     -------     -------     -------     -------
   Total from Operations ...........       1.92         5.08        1.39       (1.18)      (0.43)       2.73
                                       --------     --------     -------     -------     -------     -------
Redemption Fees ....................       0.02         0.02        0.07          --**        --          --
                                       --------     --------     -------     -------     -------     -------
Dividends:
   Net Investment Income ...........      (0.05)       (0.05)      (0.01)      (0.06)      (0.11)      (0.09)
                                       --------     --------     -------     -------     -------     -------
   Total Dividends .................      (0.05)       (0.05)      (0.01)      (0.06)      (0.11)      (0.09)
                                       --------     --------     -------     -------     -------     -------
Net Asset Value, End of Period .....   $  16.00     $  14.11     $  9.06     $  7.61     $  8.85     $  9.39
                                       ========     ========     =======     =======     =======     =======
TOTAL RETURN++ .....................      13.77%       56.63%      19.13%     (13.40)%     (5.20)%     41.49%
                                       ========     ========     =======     =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .....................   $465,108     $163,215     $39,625     $17,792     $22,428     $77,019
Ratio of Expenses to Average
   Net Assets ......................       1.59%        1.85%       2.15%       2.20%       2.09%       1.61%@
Ratio of Net Investment Income
   to Average Net Assets ...........       0.80%        0.84%       1.56%       0.77%       0.65%       1.11%
Portfolio Turnover Rate ............         36%         110%        192%         84%         38%         45%


 *  PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
**  AMOUNT WAS LESS THAN $0.01 PER SHARE.
 ^ FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 + THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
 @ THE RATIO OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS, EXCLUDING FOREIGN TAX EXPENSE, IS 1.53% FOR THE YEAR ENDED OCTOBER 31, 1999.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ACADIAN EMERGING MARKETS PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ACADIAN EMERGING MARKETS PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     Securities for which market quotations are not readily available, of which there were five at April 30, 2004, are valued at fair value in accordance with procedures approved by the Board of Trustees. The fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     techniques in order to apply fair valuation procedures under the direction of the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2004, the Portfolio had no repurchase agreements.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2004, the Portfolio had no open forward foreign currency contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For shares purchased prior to March 1, 2004, the redemption fee was 1.00%. For the six months ended April 30, 2004 there were $346,722 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2004, the Portfolio paid the Administrator 0.11% of average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2004, the Portfolio made purchases of $436,165,777 and sales of $123,577,331 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to share-

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
holder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows:
                          ORDINARY
                           INCOME                  TOTAL
                         ---------                --------
2003                      $243,623                $243,623
2002                        12,987                  12,987

As of October 31, 2003, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                                $   229,129
     Capital Loss Carryforwards                                      (239,630)
     Net Unrealized Appreciation                                   23,124,803
                                                                  -----------
     Total Distributable Earnings                                 $23,114,302
                                                                  ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2003, the Portfolio had the following capital loss carryforwards:

                           EXPIRES              TOTAL CAPITAL
                             2009               LOSS CARRYOVER
                          --------              --------------
                          $239,630                 $239,630

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at April 30, 2004 were as follows:

                            APPRECIATED          DEPRECIATED      NET UNREALIZED
    FEDERAL TAX COST        SECURITIES           SECURITIES        APPRECIATION
    ----------------        ----------           ----------        -------------
      $461,574,503          $40,796,114         $(22,443,680)       $18,352,434

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
8. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At April 30, 2004, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9. OTHER:

At April 30, 2004, 53% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                      NOTES

                                      NOTES

                                      NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             Ten Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------------------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ----------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.